Consolidated Balance Sheets (Parentheticals) shares in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($) shares	Dec. 31, 2025 USD ($) shares
Accounts Receivable, Allowance for Credit Loss | $	$ 4,275	$ 4,145
Ordinary shares, authorized	180,000
Shares, Outstanding	87,587	86,110
Shares, Issued		86,376
Treasury Stock, Shares, Acquired		266
Treasury Stock, Common
Treasury Stock, Shares, Acquired	266